Restricted Stock Units Award Activity (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Activity Related To Restricted Shares And Restricted Share [Line Items]
Outstanding at beginning of year	1,111	1,254	1,612
Granted	395	389	371
Vested	(415)	(425)	(530)
Forfeited	(111)	(107)	(199)
Outstanding as of December 31,	980	1,111	1,254